Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Summary of Components of Income Tax Expense	The components of income taxes were as follows:

Years ended December 31,	2025	2024

Current income taxes	$92	$72

Deferred income taxes	7	(23)

Income taxes	$99	$49

Summary of Reconciliation of Income Taxes

The provision for income taxes differs from that which would be expected by applying Canadian statutory rates. A reconciliation of the difference is as follows:

Years ended December 31,	2025	2024

Earnings before income taxes	$163	$81
Canadian statutory rate	23.3%	23.4%
Expected income tax provision	$38	$19
Add (deduct):
Earnings taxed in foreign jurisdictions	3	6
Change in unrecognized deferred tax asset	29	15
Amounts not deductible (taxable) for tax purposes	3	7
Impact of OECD Pillar Two current taxes	-	3
Withholding tax on dividends received from foreign subsidiaries	26	-
Other	-	(1)
Total Income taxes	$99	$49

Summary of Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities arise from the following:

	Accounting provisions and accruals	Tax losses	Long-term assets	Exchange rate effects on tax bases	Total[1]

January 1, 2025	$15	$30	$(56)	$(13)	$(24)
Charged to net earnings	4	(9)	(16)	14	(7)
Exchange differences	(1)	2	3	(3)	1

December 31, 2025	$18	$23	$(69)	$(2)	$(30)

[1] Net deferred tax liabilities at December 31, 2025 of $30 million consisted of liabilities of $51 million net of assets of $21 million.

	Accounting provisions and accruals	Tax losses	Long-term assets	Exchange rate effects on tax bases	Total[1]

January 1, 2024	$27	$27	$(69)	$(29)	$(44)
Charged to net earnings	(14)	3	15	19	23
Exchange differences	2	-	(2)	(3)	(3)

December 31, 2024	$15	$30	$(56)	$(13)	$(24)

[1] Net deferred tax liabilities at December 31, 2024 of $24 million consisted of liabilities of $48 million net of assets of $24 million.

Summary of Deductible Temporary Differences of Income Tax Expenses

The deductible temporary differences consisted of:

Years ended December 31,	2025	2024

Canadian:

Tax losses	$234	$229

Restricted interest	160	39

Long-term assets	(2)	(2)

Accounting provisions and other accruals	51	35

Foreign:

Tax losses	537	646

Restricted interest	13	13

Long-term assets	(4)	(5)

Total unrecognized deferred tax assets	$989	$955